INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		Total	Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit	Foreign currency translation	Non- controlling interests
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2022				1,753,356,676
Equity at beginning of period at Dec. 31, 2022	$ 767		$ 569	$ 2	$ 12,753	$ (1,967)	$ (1,411)	$ (8,808)	$ 198
Profit for the period	631	[1]	593				593		38
Other comprehensive income / (loss)	(387)
Other comprehensive (loss) (excluding reclassification adjustments)	(387)		(387)			(5)		(382)
Total comprehensive income / (loss)	244		206			(5)	593	(382)	38
Dividends declared	(30)								(30)
Other (in shares)				52,543
Other	7		7			8	(1)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2023				1,753,409,219
Equity at end of period at Jun. 30, 2023	988		782	$ 2	12,753	(1,964)	(819)	(9,190)	206
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2023				1,753,409,219
Equity at beginning of period at Mar. 31, 2023	918		701	$ 2	12,753	(1,962)	(1,070)	(9,022)	217
Profit for the period	271	[1]	250				250		21
Other comprehensive income / (loss)	(174)
Other comprehensive (loss) (excluding reclassification adjustments)	(174)		(173)			(5)		(168)	(1)
Total comprehensive income / (loss)	97		77			(5)	250	(168)	20
Dividends declared	(30)		0						(30)
Other	3		4			3	1		(1)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2023				1,753,409,219
Equity at end of period at Jun. 30, 2023	988		782	$ 2	12,753	(1,964)	(819)	(9,190)	206
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2023				1,755,964,785
Equity at beginning of period at Dec. 31, 2023	1,078		865	$ 2	12,753	(1,961)	(3,939)	(5,990)	213
Profit for the period	167		125				125		42
Other comprehensive income / (loss)	(82)		(80)			(6)	(2)	(72)	(2)
Total comprehensive income / (loss)	85		45			(6)	123	(72)	40
Dividends declared	(39)								(39)
Other (in shares)				10,354,070
Other	1		1			2	(1)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2024				1,766,318,855
Equity at end of period at Jun. 30, 2024	1,125		911	$ 2	12,753	(1,965)	(3,817)	(6,062)	214
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2024				1,755,964,785
Equity at beginning of period at Mar. 31, 2024	1,140		903	$ 2	12,753	(1,959)	(3,882)	(6,011)	237
Profit for the period	89		68				68		21
Other comprehensive income / (loss)	(62)
Other comprehensive (loss) (excluding reclassification adjustments)	(62)		(57)			(3)	(3)	(51)	(5)
Total comprehensive income / (loss)	27		11			(3)	65	(51)	16
Dividends declared	(39)		0						(39)
Other (in shares)				10,354,070
Other	(3)		(3)			(3)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2024				1,766,318,855
Equity at end of period at Jun. 30, 2024	$ 1,125		$ 911	$ 2	$ 12,753	$ (1,965)	$ (3,817)	$ (6,062)	$ 214

[1]	Certain prior period comparatives have been represented to conform with the current year presentation.